Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets	Right-of-use asset:

Rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$2,552,121	$-	$-	$2,552,121
Vehicles and office furniture	791,773	-	-	791,773

Cost of rights-of-use	$3,343,894	$-	$-	$3,343,894

Depreciation of rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$(1,508,871)	$(452,154)	$-	$(1,961,025)
Vehicles and office furniture	(417,078)	(131,592)	-	(548,670)
Accumulated depreciation	(1,925,949)	(583,746)	-	(2,509,695)

Total	$1,417,945	$(583,746)	$-	$834,199

Rights-of-use	January 1, 2022	Additions	Disposals	December 31, 2022

Office space	$2,296,581	$255,540	$-	$2,552,121
Vehicles and office furniture	411,357	380,416	-	791,773

Cost of rights-of-use	$2,707,938	$635,956	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,078,035)	$(430,836)	$-	$(1,508,871)
Vehicles and office furniture	(285,486)	(131,592)	-	(417,078)
Accumulated depreciation	(1,363,521)	(562,428)	-	(1,925,949)

Total	$1,344,417	$73,528	$-	$1,417,945

Rights-of-use	January 1, 2021	Additions	Disposals	December 31, 2021

Office space	$1,260,626	$1,035,955	$-	$2,296,581
Vehicles and office furniture	302,650	108,707	-	411,357

Cost of rights-of-use	$1,563,276	$1,144,662	$-	$2,707,938

Depreciation of rights-of-use

Office space	$(717,375)	$(360,660)	$-	$(1,078,035)
Vehicles and office furniture	(188,064)	(97,422)	-	(285,486)
Accumulated depreciation	(905,439)	(458,082)	-	(1,363,521)

Total	$657,837	$686,580	$-	$1,344,417

Disclosure of lease obligations	Lease obligations:

	January 1, 2023	Additions	Disposals	Interests accrued	Repayments	December 31, 2023

Lease liabilities	$1,503,939	$	$	$103,611	$(709,899)	$897,651

	January 1, 2022	Additions	Disposals	Interests accrued	Repayments	December 31, 2022

Lease liabilities	$1,380,413	$635,956	$-	$135,531	$(647,961)	$1,503,939

	January 1, 2021	Additions	Disposals	Interests accrued	Repayments	December 31, 2021

Lease liabilities	$731,285	$1,144,662	$-	$69,143	$(564,677)	$1,380,413

Disclosure of maturity analysis of operating lease payments
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

As of December 31,	2023	2022	2021

Not later than 1 year	$204,723,974	$155,267,112	$140,816,013
Later than 1 year and not later than 3 years	344,644,619	250,043,235	213,202,071
Later than 3 year and not later than 5 years	329,579,421	209,592,871	169,944,066
Later than 5 years	185,044,052	154,909,895	102,405,961

	$1,063,992,066	$769,813,113	$626,368,111
Analysis of maturity of liabilities by lease:

Finance lease liabilities	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Less than 1 year	$662,388	$709,901	$523,281
Later than 1 year and not later than 5 years	301,099	963,487	968,672
	963,487	1,673,388	1,491,953
Less: future finance cost	(65,836)	(169,449)	(111,540)

Total lease liability	$897,651	$1,503,939	$1,380,413

Finance lease - short term	$607,481	$606,281	$464,456
Finance lease - long term	290,170	897,658	915,957

Total lease liability	$897,651	$1,503,939	$1,380,413